CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Common Stock [Member] ATM Facility [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] ATM Facility [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	ATM Facility [Member]	Total
Beginning balance (in shares) at Dec. 31, 2018		77,456,180
Beginning balance at Dec. 31, 2018		$ 77		$ 230,154	$ (186,024)		$ 44,207
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(107,500)		(107,500)
Share-based compensation				1,237			$ 1,237
Exercise of stock options (in shares)		89,812					90,000
Exercises of stock options				98			$ 98
Sales of common stock under 2014 ESPP (in shares)		10,283
Sales of common stock under 2014 ESPP				8			8
Exercise of common stock warrants (in shares)		6,772,928
Exercise of common stock warrants		$ 7		5,474			5,481
Issuance of common stock and common stock warrants (in shares)	2,062,206	20,410,000
Issuance of common stock and common stock warrants	$ 2	$ 21	$ 1,934	27,812		$ 1,936	27,833
Ending balance (in shares) at Dec. 31, 2019		106,801,409
Ending balance at Dec. 31, 2019		$ 107		266,717	(293,524)		(26,700)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(22,397)		(22,397)
Share-based compensation				1,757			$ 1,757
Exercise of stock options (in shares)		12,000					12,000
Exercises of stock options				13			$ 13
Sales of common stock under 2014 ESPP (in shares)		28,186
Sales of common stock under 2014 ESPP				11			11
Exercise of common stock warrants (in shares)		238,110
Exercise of common stock warrants				131			131
Issuance of common stock and common stock warrants (in shares)	33,369,942
Issuance of common stock and common stock warrants	$ 33		37,925			37,958
Ending balance (in shares) at Dec. 31, 2020		140,449,647
Ending balance at Dec. 31, 2020		$ 140		306,554	(315,921)		(9,227)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(55,512)		(55,512)
Share-based compensation				958			958
Exercise of stock options (in shares)		30,610
Exercises of stock options				39			39
Exercise of common stock warrants (in shares)		852,840
Exercise of common stock warrants		$ 1		468			469
Issuance of common stock and common stock warrants (in shares)	30,645,702
Issuance of common stock and common stock warrants	$ 31		72,512			72,543
Ending balance (in shares) at Mar. 31, 2021		171,978,799
Ending balance at Mar. 31, 2021		$ 172		380,531	(371,433)		9,270
Beginning balance (in shares) at Dec. 31, 2020		140,449,647
Beginning balance at Dec. 31, 2020		$ 140		306,554	(315,921)		(9,227)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss							(9,280)
Ending balance (in shares) at Sep. 30, 2021		199,463,645
Ending balance at Sep. 30, 2021		$ 199		486,010	(325,201)		161,008
Beginning balance (in shares) at Dec. 31, 2020		140,449,647
Beginning balance at Dec. 31, 2020		$ 140		306,554	(315,921)		(9,227)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(336)		(336)
Share-based compensation				5,143			$ 5,143
Exercise of stock options (in shares)		33,610					34,000
Exercises of stock options				42			$ 42
Exercise of common stock warrants (in shares)		2,048,059					2,048,000
Exercise of common stock warrants		$ 2		1,124			$ 1,126
Issuance of common stock and common stock warrants (in shares)	56,932,329
Issuance of common stock and common stock warrants	$ 57		174,905			174,962
Ending balance (in shares) at Dec. 31, 2021		199,463,645
Ending balance at Dec. 31, 2021		$ 199		487,768	(316,257)		171,710
Beginning balance (in shares) at Mar. 31, 2021		171,978,799
Beginning balance at Mar. 31, 2021		$ 172		380,531	(371,433)		9,270
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(25,442)		(25,442)
Share-based compensation				1,260			1,260
Issuance of common stock and common stock warrants (in shares)	16,482,152
Issuance of common stock and common stock warrants	$ 16		64,245			64,261
Ending balance (in shares) at Jun. 30, 2021		188,460,951
Ending balance at Jun. 30, 2021		$ 188		446,036	(396,875)		49,349
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					71,674		71,674
Share-based compensation				1,168			1,168
Exercise of stock options (in shares)		3,000
Exercises of stock options				3			3
Exercise of common stock warrants (in shares)		1,195,219
Exercise of common stock warrants		$ 1		656			657
Issuance of common stock and common stock warrants (in shares)	9,804,475
Issuance of common stock and common stock warrants	$ 10		$ 38,147			$ 38,157
Ending balance (in shares) at Sep. 30, 2021		199,463,645
Ending balance at Sep. 30, 2021		$ 199		486,010	(325,201)		161,008
Beginning balance (in shares) at Dec. 31, 2021		199,463,645
Beginning balance at Dec. 31, 2021		$ 199		487,768	(316,257)		171,710
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(807)		(807)
Share-based compensation				1,894			1,894
Ending balance (in shares) at Mar. 31, 2022		199,463,645
Ending balance at Mar. 31, 2022		$ 199		489,662	(317,064)		172,797
Beginning balance (in shares) at Dec. 31, 2021		199,463,645
Beginning balance at Dec. 31, 2021		$ 199		487,768	(316,257)		171,710
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss							$ (12,310)
Exercise of stock options (in shares)							0
Exercise of common stock warrants (in shares)							0
Ending balance (in shares) at Sep. 30, 2022		202,757,012
Ending balance at Sep. 30, 2022		$ 202		493,629	(328,567)		$ 165,029
Beginning balance (in shares) at Mar. 31, 2022		199,463,645
Beginning balance at Mar. 31, 2022		$ 199		489,662	(317,064)		172,797
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(31,960)		(31,960)
Share-based compensation				1,802			1,802
Ending balance (in shares) at Jun. 30, 2022		199,463,645
Ending balance at Jun. 30, 2022		$ 199		491,464	(349,024)		142,358
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					20,457		20,457
Share-based compensation		$ 3		2,165			2,168
Ending balance (in shares) at Sep. 30, 2022		202,757,012
Ending balance at Sep. 30, 2022		$ 202		$ 493,629	$ (328,567)		$ 165,029